Borrowings - Summary of Reconciliation of Movements of Liabilities to Cash Flows Arising from Financing Activities (Detail) € in Thousands	12 Months Ended
Dec. 31, 2017 EUR (€)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	€ 1,284,226
Changes from financing cash flows
Proceeds from exercised options	6,969
Proceeds from mortgages	9,950
Repayment of mortgages	(10,848)
Proceeds from Revolving Facilities	129,521
Repayment of Revolving Facilities	(30,000)
Finance lease obligation	(995)
Total changes from financing cash flows	104,597
Amortized borrowing costs	(677)
Interest expense	404
Total liability-related	(273)
Total equity-related other changes	40,990
Ending balance	1,429,540
Senior Secured Notes 6.0%, due 2020 [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	629,327
Changes from financing cash flows
Amortized borrowing costs	(1,186)
Total liability-related	(1,186)
Ending balance	628,141
Mortgages [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	54,412
Changes from financing cash flows
Proceeds from mortgages	9,950
Repayment of mortgages	(10,848)
Total changes from financing cash flows	(898)
Amortized borrowing costs	126
Total liability-related	126
Ending balance	53,640
Finance lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	51,718
Changes from financing cash flows
Finance lease obligation	(995)
Total changes from financing cash flows	(995)
Interest expense	404
Total liability-related	404
Ending balance	51,127
Revolving facility agreement [member]
Changes from financing cash flows
Proceeds from Revolving Facilities	129,521
Repayment of Revolving Facilities	(30,000)
Total changes from financing cash flows	99,521
Amortized borrowing costs	383
Total liability-related	383
Ending balance	99,904
Share capital [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	7,060
Changes from financing cash flows
Proceeds from exercised options	55
Total changes from financing cash flows	55
Total equity-related other changes	26
Ending balance	7,141
Share premium [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	519,604
Changes from financing cash flows
Proceeds from exercised options	6,914
Total changes from financing cash flows	6,914
Total equity-related other changes	5,724
Ending balance	532,242
Foreign currency translation reserve [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	9,988
Changes from financing cash flows
Total equity-related other changes	(7,040)
Ending balance	2,948
Hedging Reserve [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(243)
Changes from financing cash flows
Total equity-related other changes	74
Ending balance	(169)
Accumulated profit/(deficit) [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	12,360
Changes from financing cash flows
Total equity-related other changes	42,206
Ending balance	€ 54,566